Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net sales
Third party net sales	$ 237,493	$ 233,486	$ 474,807	$ 459,710
Related party net sales (Note 11)	14,004	18,925	28,314	38,558
Total net sales	251,497	252,411	503,121	498,268
Cost of sales	211,872	211,605	430,929	418,756
Gross profit	39,625	40,806	72,192	79,512
Operating expenses
Selling, general and administrative	(16,544)	(20,025)	(34,703)	(45,328)
Amortization of acquired intangible assets	(5,548)	(5,543)	(11,095)	(11,087)
Restructuring costs, net (Note 2)	(4,268)	(1,789)	(8,377)	(2,109)
Trademark impairment loss (Note 5)	(38,000)		(38,000)
Operating (loss) income	(24,735)	13,449	(19,983)	20,988
Other expense
Interest expense, net (Note 8)	(14,860)	(10,683)	(33,811)	(24,138)
Miscellaneous, net	(1,463)	674	(3,021)	(657)
(Loss) income before income taxes	(41,058)	3,440	(56,815)	(3,807)
Income tax benefit (expense)	15,458	(1,779)	18,673	411
Net (loss) income	(25,600)	1,661	(38,142)	(3,396)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	973	(161)	6,164	(296)
Pension and OPEB liability, net of tax of ($19), ($391), ($38) and ($782)	32	688	62	1,320
Total other comprehensive income	1,005	527	6,226	1,024
Comprehensive (loss) income	$ (24,595)	$ 2,188	$ (31,916)	$ (2,372)